HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
HELD FOR SALE CLASSIFICATION AND DISCONTINUED [Abstract]
HELD FOR SALE CLASSIFICATION AND DISCONTINUED
NOTE 4 -          HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS

On March 27, 2014 TAT consummate the agreement to sell its entire interest in Bental, the OEM of Electric Motion Systems operating segment, constituting 70% of Bental's issued and outstanding share capital, to Bental Investments Agshah Ltd. (“Bental Investments”), for an aggregate consideration of $5,000, reflecting an impairment of $3,319 (out of which $2,323 attributed to controlling interest), which is reported in Income (loss) from discontinued operations in the consolidated statement of operations for the year ended December 31, 2013. In addition the Company recorded a loss from discontinued operations of $152 for the year ended on December 31, 2013 (out of which $106 attributed to controlling interest).

The following are amounts related to Bental included in net loss from discontinued operations:

Year ended December 31, 2013

Revenues	$9,589

Loss before taxes on income (tax benefit)	$(148)

Loss from discontinued operations, net of tax ($5 and $3 in 2013 and 2012, respectively)	$(3,471)
Loss from discontinued operations attributable to non-controlling interest	1,042
Loss from discontinued operations attributable to TAT Technologies Ltd. shareholders	$(2,429)